Supplemental condensed consolidating financial information - Narrative (Details)	6 Months Ended
Jun. 30, 2020
AngloGold Ashanti Limited | AngloGold Ashanti Holdings plc (IOMco)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%